Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Western Copper & Gold Corp
Entity Central Index Key	0001364125
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Entity Common Stock, Shares Outstanding	107,636,001
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false